Subsequent Events (Q3) (Details) - $ / shares	Oct. 18, 2020	Sep. 30, 2020	Dec. 31, 2019
Business Combination Agreement [Abstract]
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Subsequent Event [Member] | BT Merger Sub I, Inc [Member]
Business Combination Agreement [Abstract]
Business combination effective days after first merger	10 days
Preferred stock, par value (in dollars per share)	$ 0.001
Common stock, par value (in dollars per share)	0.001
Subsequent Event [Member] | Surviving Corporation [Member]
Business Combination Agreement [Abstract]
Common stock, par value (in dollars per share)	$ 0.001